Short-Term Investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-Term Investments [Abstract]
Gains from sale of investments			¥ 52.7
Loss from sale of investments	¥ 34.5	$ 4.8